Capital Stock and Reserves - Share-based payments - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2026 shares $ / shares	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares
Share-based payments
Proceeds from option exercises | $		$ 9,637	$ 2,883
Stock options
Share-based payments
Maximum term of options		5 years
Number of shares granted		1,178,908	3,175,093
Stock options exercised		1,179,617	539,947
Weighted average share price for options (in dollars per share) | $ / shares		$ 20.12	$ 10.37
Stock options | Directors, Officers, Employees and Consultants | Granting of stock options, RSUs, etc.
Share-based payments
Number of shares granted	458,232
Stock options | Directors, Officers, Employees and Consultants | One third of options vesting after 12 months | Granting of stock options, RSUs, etc.
Share-based payments
Vesting percentage	33.33%
Stock options | Officers, Employees And Consultants
Share-based payments
Maximum term of options		5 years
Number of shares granted		1,178,908
Exercise price lower range limit (in dollars per share) | $ / shares		$ 14.65
Exercise price upper range limit (in dollars per share) | $ / shares		$ 32.69
Number Of Common Share Per Option		1
Stock options | Employee | Granting of stock options, RSUs, etc.
Share-based payments
Maximum term of options	5 years
Number of shares granted	10,000
Number Of Common Share Per Option	1
Common share per option (in dollars per share) | $ / shares	$ 32.6
Stock options | Employee | One third of options vesting after 12 months | Granting of stock options, RSUs, etc.
Share-based payments
Vesting percentage	33.33%
RSUs
Share-based payments
Number of equity other than option shares granted		386,600	533,852
RSUs | Directors, Officers, Employees and Consultants | Granting of stock options, RSUs, etc.
Share-based payments
Number of equity other than option shares granted	40,107
RSUs | Directors, Officers, Employees and Consultants | One third of options vesting after 12 months | Granting of stock options, RSUs, etc.
Share-based payments
Vesting percentage	33.33%
RSUs | Officers, Employees And Consultants
Share-based payments
Number of equity other than option shares granted		386,600
Vesting period		3 years
PSUs
Share-based payments
Number of equity other than option shares granted		1,200,000	147,000
PSUs | Directors, Officers, Employees and Consultants | Granting of stock options, RSUs, etc.
Share-based payments
Number of equity other than option shares granted	79,507
PSUs | Directors, Officers, Employees and Consultants | One third of options vesting after 12 months | Granting of stock options, RSUs, etc.
Share-based payments
Vesting percentage	33.33%
PSUs | Officers, Employees And Consultants
Share-based payments
Number of equity other than option shares granted		1,200,000
Vesting period		3 years
DSUs
Share-based payments
Number of equity other than option shares granted		67,590	163,980
DSUs | Directors, Officers, Employees and Consultants | Granting of stock options, RSUs, etc.
Share-based payments
Number of equity other than option shares granted	23,005
DSUs | Director
Share-based payments
Number of equity other than option shares granted		67,590
Number of instruments other equity instruments granted in settlement of accrued fees		24,702